Offerings	Mar. 03, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,571,924,678
Fee Rate	0.01531%
Amount of Registration Fee	$ 240,662
Offering Note
(1)
Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of (i) 110,844,577 issued and outstanding ordinary shares, par value €0.10 per share (the “
Shares
”), of Playa Hotels & Resorts N.V. (“
Playa
”), which excludes 12,143,621 Shares beneficially owned by Hyatt Hotels Corporation, multiplied by the offer price of $13.50 per share; (ii) 5,556,572 Shares underlying outstanding restricted shares (for shares subject to performance conditions, based on maximum-level performance) and which may be entitled to receive the per share offer price of $13.50 for non-executive
directors and certain
non-continuing
employees or a continuing award for unvested restricted stock units; and (iii) 37,716 Shares underlying outstanding restricted stock units (for shares subject to performance conditions, based on maximum-level performance) and which may be entitled to receive the per share offer price of $13.50 for non-executive
directors and certain
non-continuing
employees or a continuing award for unvested restricted stock units. Amounts are presented as of February 26, 2025, the most recent practicable date.

(2)
The filing fee was calculated in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”), and Fee Rate Advisory for Fiscal Year 2025, effective October 1, 2024, by multiplying the transaction value by 0.00015310.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of (i) 110,844,577 issued and outstanding ordinary shares, par value €0.10 per share (the “
Shares
”), of Playa Hotels & Resorts N.V. (“
Playa
”), which excludes 12,143,621 Shares beneficially owned by Hyatt Hotels Corporation, multiplied by the offer price of $13.50 per share; (ii) 5,556,572 Shares underlying outstanding restricted shares (for shares subject to performance conditions, based on maximum-level performance) and which may be entitled to receive the per share offer price of $13.50 for non-executive
directors and certain
non-continuing
employees or a continuing award for unvested restricted stock units; and (iii) 37,716 Shares underlying outstanding restricted stock units (for shares subject to performance conditions, based on maximum-level performance) and which may be entitled to receive the per share offer price of $13.50 for non-executive
directors and certain
non-continuing
employees or a continuing award for unvested restricted stock units. Amounts are presented as of February 26, 2025, the most recent practicable date.

(2)
The filing fee was calculated in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”), and Fee Rate Advisory for Fiscal Year 2025, effective October 1, 2024, by multiplying the transaction value by 0.00015310.